Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 – Related Party Transactions

VitaNova Partners is providing management, including financial oversight, of VETANOVA. As of December 31, 2019, VitaNova Partners has advanced $6,514 to the Company. As of September 30, 2020, VetaNova Partners owes VETANOVA $17,412.

Note 6 – Related Party Transactions

VitaNova Partners, which owns approximately 70.2% of VETANOVA, is providing management, including financial oversight, of VETANOVA. As of December 31, 2019, VitaNova Partners has advanced $6,514 to the Company.

On December xx, 2020, the Company issued 55,612,837 of the Company’s common shares to VitaNova Partners, LLC.